REVENUE RECOGNITION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue Recognition and Deferred Revenue [Abstract]
Interchange income	$ 30,100	$ 30,000	$ 29,700
Credit card expense	15,900	15,600	15,700
Foreign exchange income	65,666	56,064	54,051
Spot foreign exchange income	$ 11,200	$ 10,400	$ 9,800